Average Annual Total Returns - Federated Hermes Kaufmann Small Cap Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Small Growth Funds Average 1 Year		Morningstar Small Growth Funds Average 5 Years		Morningstar Small Growth Funds Average 10 Years
Total	35.54%	23.13%	16.45%	35.48%	22.22%	14.43%	21.05%	18.61%	12.80%	37.01%	23.61%	16.58%	41.52%	23.79%	16.44%	43.47%	24.58%	17.15%	44.06%	25.10%	17.38%	44.07%	24.91%	17.29%	34.63%	[1]	16.36%	[1]	13.48%	[1]	38.62%	[2]	17.75%	[2]	13.69%	[2]

[1]	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.